Schedule I — Parent Company Financial Information - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (17,344,577)	$ (1,931,243)	$ 2,333,587
Share-based compensation	18,355,002
Equity in earnings of subsidiaries	(1,283,362)	(1,658,477)	(2,333,687)
NET CASH USED IN OPERATING ACTIVITIES	(272,937)	(3,589,720)	(100)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares issued in initial public offering		4,117,955
Payments to related party			(89)
Due from related party		(525,000)
Due to related party	(219,981)
Loans from third-party	500,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	280,019	3,592,955	(89)
CHANGES IN CASH	7,082	3,235	(189)
Cash and restricted cash, beginning of year	3,235		189
Cash and restricted cash, end of year	$ 10,317	$ 3,235